Financial Risk Management - Capital Risk Management (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial Instruments [Abstract]
Cash and cash equivalents	$ 51	$ 95	$ 85	$ 88
Borrowings	(407)	(163)
Net debt	$ (356)	$ (68)